Document and Entity Information	Mar. 11, 2020
Entity Listings [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Mar. 11, 2020
Current Fiscal Year End Date	--12-31
Entity Registrant Name	COLGATE PALMOLIVE COMPANY
Entity Incorporation, State or Country Code	DE
Entity File Number	1-644
Entity Tax Identification Number	13-1815595
Entity Address, Address Line One	300 Park Avenue
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10022
City Area Code	212
Local Phone Number	310-2000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0000021665
1.375% Notes due 2034 [Member]
Entity Listings [Line Items]
Title of 12(b) Security	1.375% Notes due 2034
Trading Symbol	CL 34
Security Exchange Name	NYSE
0.500% Notes due 2026 [Member]
Entity Listings [Line Items]
Title of 12(b) Security	0.500% Notes due 2026
Trading Symbol	CL 26
Security Exchange Name	NYSE
Common Stock, $1.00 par value [Member]
Entity Listings [Line Items]
Title of 12(b) Security	Common Stock, $1.00 par value
Trading Symbol	CL
Security Exchange Name	NYSE
0.000% Notes due 2021 [Member]
Entity Listings [Line Items]
Title of 12(b) Security	0.000% Notes due 2021
Trading Symbol	CL 21A
Security Exchange Name	NYSE
0.875% Notes due 2039 [Member]
Entity Listings [Line Items]
Title of 12(b) Security	0.875% Notes due 2039
Trading Symbol	CL 39
Security Exchange Name	NYSE